Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 98.92%
Communication services: 10.16%
Diversified telecommunication services: 3.89%
AT&T Incorporated	96,696	$ 2,696,851
Lumen Technologies Incorporated	233,330	2,867,626
Verizon Communications Incorporated	73,392	4,058,578
		9,623,055
Entertainment: 1.61%
The Walt Disney Company †	21,000	3,969,840
Interactive media & services: 1.15%
Facebook Incorporated Class A †	9,247	2,382,212
Yelp Incorporated †	12,316	464,436
		2,846,648
Media: 3.51%
Comcast Corporation Class A	155,339	8,189,472
ViacomCBS Incorporated Class B	7,342	473,486
		8,662,958
Consumer discretionary: 5.60%
Automobiles: 0.49%
Tesla Motors Incorporated †	1,790	1,209,145
Hotels, restaurants & leisure: 1.13%
Chipotle Mexican Grill Incorporated †	794	1,144,948
Shake Shack Incorporated Class A †	13,850	1,640,948
		2,785,896
Household durables: 1.44%
Sonos Incorporated †	91,395	3,558,921
Specialty retail: 1.15%
Boot Barn Holdings Incorporated †	7,792	470,793
Dick's Sporting Goods Incorporated	31,570	2,253,151
GrowGeneration Corporation †	2,349	107,185
		2,831,129
Textiles, apparel & luxury goods: 1.39%
HanesBrands Incorporated	4,688	82,931
lululemon athletica Incorporated †	7,302	2,275,887
Nike Incorporated Class B	8,071	1,087,809
		3,446,627
Consumer staples: 8.37%
Food & staples retailing: 1.98%
Performance Food Group Company †	24,811	1,345,749
The Kroger Company	81,960	2,639,932
Walmart Incorporated	6,945	902,294
		4,887,975
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Food products: 3.45%
Bunge Limited	65,676	$ 5,029,468
Tyson Foods Incorporated Class A	51,498	3,484,870
		8,514,338
Household products: 0.65%
The Procter & Gamble Company	13,098	1,617,996
Personal products: 2.29%
The Estee Lauder Companies Incorporated Class A	19,787	5,656,312
Energy: 5.57%
Energy equipment & services: 0.02%
Halliburton Company	2,586	56,452
Oil, gas & consumable fuels: 5.55%
Antero Midstream Corporation	325,555	2,871,395
Exxon Mobil Corporation	162,761	8,849,316
Marathon Oil Corporation	179,654	1,994,159
		13,714,870
Financials: 19.68%
Banks: 8.48%
Citigroup Incorporated	30,137	1,985,426
Huntington Bancshares Incorporated	13,668	209,667
JPMorgan Chase & Company	51,697	7,608,247
KeyCorp	42,103	847,954
Regions Financial Corporation	204,919	4,227,479
Truist Financial Corporation	106,793	6,082,929
		20,961,702
Capital markets: 5.09%
Moelis Company Class A	12,624	651,903
T. Rowe Price Group Incorporated	32,811	5,319,976
The Charles Schwab Corporation	106,824	6,593,177
		12,565,056
Diversified financial services: 2.48%
Berkshire Hathaway Incorporated Class B †	25,506	6,134,448
Insurance: 1.26%
Assured Guaranty Limited	1,055	46,652
Cincinnati Financial Corporation	14,231	1,392,788
Lemonade Incorporated †	8,254	1,038,271
Trupanion Incorporated †	6,549	633,681
		3,111,392
Mortgage REITs: 0.64%
Arbor Realty Trust Incorporated	95,022	1,584,017
Thrifts & mortgage finance: 1.73%
Essent Group Limited	31,096	1,282,088
MGIC Investment Corporation	116,143	1,414,622
NMI Holdings Incorporated Class A †	68,816	1,573,134
		4,269,844
See accompanying notes to portfolio of investments

2  |  Wells Fargo Large Company Value Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Health care: 12.80%
Biotechnology: 0.71%
Exact Sciences Corporation †	12,840	$ 1,747,781
Health care equipment & supplies: 2.27%
Abbott Laboratories	28,345	3,395,164
Boston Scientific Corporation †	19,374	751,324
Cardiovascular Systems Incorporated †	2,191	90,488
Medtronic plc	4,181	489,047
Stryker Corporation	3,597	872,956
		5,598,979
Health care providers & services: 4.17%
CVS Health Corporation	75,256	5,127,191
UnitedHealth Group Incorporated	15,593	5,180,306
		10,307,497
Pharmaceuticals: 5.65%
Johnson & Johnson	21,175	3,355,391
Merck & Company Incorporated	63,703	4,626,112
Pfizer Incorporated	178,466	5,976,826
		13,958,329
Industrials: 12.36%
Aerospace & defense: 1.03%
Raytheon Technologies Corporation	35,516	2,556,797
Air freight & logistics: 2.73%
C.H. Robinson Worldwide Incorporated	55,976	5,085,420
Expeditors International of Washington Incorporated	17,992	1,652,385
		6,737,805
Airlines: 0.08%
United Airlines Holdings Incorporated †	3,926	206,822
Building products: 0.27%
Builders FirstSource Incorporated †	15,561	673,247
Commercial services & supplies: 0.09%
ABM Industries Incorporated	5,114	220,823
Construction & engineering: 0.56%
WillScot Mobile Mini Holdings Corporation †	49,508	1,372,857
Electrical equipment: 0.05%
Fuelcell Energy Incorporated †	6,850	116,039
Machinery: 3.09%
Deere & Company	19,709	6,880,806
Mueller Industries Incorporated	8,200	333,248
Wabtec Corporation	2,465	178,540
Xylem Incorporated	2,415	240,437
		7,633,031
Professional services: 2.29%
Robert Half International Incorporated	72,764	5,660,312
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Road & rail: 0.17%
Lyft Incorporated Class A †	3,365	$ 187,431
Uber Technologies Incorporated †	4,553	235,618
		423,049
Trading companies & distributors: 2.00%
Air Lease Corporation	1,439	65,993
Fastenal Company	104,913	4,864,816
		4,930,809
Information technology: 11.30%
Communications equipment: 3.30%
Arista Networks Incorporated †	3,060	856,310
Cisco Systems Incorporated	162,510	7,291,824
		8,148,134
IT services: 3.75%
International Business Machines Corporation	7,191	855,226
LiveRamp Holdings Incorporated †	20,212	1,276,590
Square Incorporated Class A †	9,106	2,094,653
Visa Incorporated Class A	23,733	5,040,652
		9,267,121
Semiconductors & semiconductor equipment: 3.73%
Advanced Micro Devices Incorporated †	1,156	97,694
Amkor Technology Incorporated	40,921	977,603
Brooks Automation Incorporated	56,586	4,705,692
Intel Corporation	56,417	3,429,025
		9,210,014
Software: 0.14%
Cloudera Incorporated †	20,546	331,612
Technology hardware, storage & peripherals: 0.38%
3D Systems Corporation †	25,458	912,415
Pure Storage Incorporated Class A †	1,391	32,522
		944,937
Materials: 5.20%
Chemicals: 2.95%
Linde plc	26,178	6,394,500
PPG Industries Incorporated	6,560	884,419
		7,278,919
Metals & mining: 0.79%
Freeport-McMoRan Incorporated †	57,461	1,948,503
Paper & forest products: 1.46%
Louisiana-Pacific Corporation	76,041	3,620,312
Real estate: 4.64%
Equity REITs: 2.18%
AvalonBay Communities Incorporated	1,509	265,207
Invitation Homes Incorporated	2,651	77,250
See accompanying notes to portfolio of investments

4  |  Wells Fargo Large Company Value Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Iron Mountain Incorporated	12,206	$ 424,647
Realty Income Corporation	21,528	1,297,277
Simon Property Group Incorporated	933	105,354
STORE Capital Corporation	23,777	795,103
Weyerhaeuser Company	71,440	2,419,673
		5,384,511
Real estate management & development: 2.46%
CBRE Group Incorporated Class A †	77,988	5,909,151
Jones Lang LaSalle Incorporated †	1,001	174,154
		6,083,305
Utilities: 3.24%
Electric utilities: 2.97%
Exelon Corporation	29,237	1,128,548
NextEra Energy Incorporated	84,494	6,208,619
		7,337,167
Multi-utilities: 0.27%
CenterPoint Energy Incorporated	23,388	454,663
Public Service Enterprise Group Incorporated	3,753	202,024
		656,687
Total Common stocks (Cost $218,436,240)		244,364,020

		Yield
Short-term investments: 0.56%
Investment companies: 0.56%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,385,371	1,385,371
Total Short-term investments (Cost $1,385,371)				1,385,371
Total investments in securities (Cost $219,821,611)	99.48%			245,749,391
Other assets and liabilities, net	0.52			1,272,427
Total net assets	100.00%			$247,021,818

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Large Company Value Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$18,992,125	$(18,992,125)	$0	$0	$0		0	$651#
Wells Fargo Government Money Market Fund Select Class	3,557,730	41,293,514	(43,465,873)	0	0	1,385,371		1,385,371	1,367
				$0	$0	$1,385,371	0.56%		$2,018

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	14	3-19-2021	$2,701,748	$2,666,440	$0	$(35,308)
See accompanying notes to portfolio of investments

6  |  Wells Fargo Large Company Value Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Large Company Value Portfolio  |  7

Notes to portfolio of investments—February 28, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$25,102,501	$0	$0	$25,102,501
Consumer discretionary	13,831,718	0	0	13,831,718
Consumer staples	20,676,621	0	0	20,676,621
Energy	13,771,322	0	0	13,771,322
Financials	48,626,459	0	0	48,626,459
Health care	31,612,586	0	0	31,612,586
Industrials	30,531,591	0	0	30,531,591
Information technology	27,901,818	0	0	27,901,818
Materials	12,847,734	0	0	12,847,734
Real estate	11,467,816	0	0	11,467,816
Utilities	7,993,854	0	0	7,993,854
Short-term investments
Investment companies	1,385,371	0	0	1,385,371
Total assets	$245,749,391	$0	$0	$245,749,391
Liabilities
Futures contracts	$35,308	$0	$0	$35,308
Total liabilities	$35,308	$0	$0	$35,308
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2021, $832,124 was segregated as cash collateral for these open futures contracts.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Wells Fargo Large Company Value Portfolio